Document and Entity Information	Sep. 30, 2022
Risk/Return:
Registrant Name	CALVERT IMPACT FUND INC
Registrant CIK	0001121624
SEC Form	497
Period end date	Sep. 30, 2022
Investment Company Type	N-1A
Risk/Return	Supplement to Statutory Prospectus dated June 30, 2023
Amendment Flag	false